NOTE 10 - LEGAL MATTERS	Dec. 31, 2022
Notes
NOTE 10 - LEGAL MATTERS

NOTE 10 – LEGAL MATTERS

In the ordinary course of business, we may be, from time to time, a claimant or a defendant in various legal proceedings.  We do not presently have any material litigation pending or threatened requiring disclosure under this item.